Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Plan provides only general information. Participants should refer to the plan agreement for a more complete description of the Plan’s provisions.

(a) General
The Plan is a defined contribution plan and covers all hourly employees, except employees in the Karastan Bigelow Group and the Lauren Park Mill Group, of Mohawk Carpet, LLC (the Company) and its affiliates located in the U.S. and Puerto Rico. The Company is a wholly owned subsidiary of Mohawk Industries, Inc. The Plan provides for retirement savings to qualified active participants through both participant and employer contributions and is subject to certain provisions of the Employee Retirement Income Security Act of 1974 as amended (ERISA). Effective November 1, 2019, full-time employees, as defined, are eligible to participate in the Plan at the beginning of the calendar month after the completion of 60 days of service. Prior to November 1, 2019, full-time employees, as defined, were eligible to participate in the Plan after the completion of 90 days of service. Part-time employees, as defined, are eligible to participate in the Plan after one year of service. Effective November 1, 2019, only full-time regular employees, as defined, will be automatically enrolled in the Plan as of his/her entry date at a contribution rate of 3% of pay unless the participant elects otherwise. Prior to November 1, 2019, all newly eligible employees were automatically enrolled at a contribution rate of 3%.  Employees may opt out or discontinue contributing to the Plan at any time.
The Plan is administered by an Administrative Committee (Committee) appointed by the Company. The Committee is responsible for the control, management, and administration of the Plan and the assets. Fidelity Management Trust Company (Fidelity) is the Trustee of the Plan.

(b) Contributions
Contributions to the Plan are made by both participants and the Company. Participants may contribute a maximum of 50% of their eligible compensation, subject to certain limitations. Participants may allocate their contributions in multiples of 1% to various investment funds of the Plan. Participants who are considered a Highly Compensated Employee by the Internal Revenue Service (IRS) definition are limited to a 6% annual deferred maximum, subject to certain limitations. Effective April 8, 2019, participants are eligible to make after-tax contributions to the Plan. Prior to April 8, 2019, after-tax contributions were not permitted under the Plan. For all participants, the Plan has a discretionary company match provision which provided 50% matching contributions up to the first 6% of each participant’s gross compensation contributed to the Plan in 2025.
The terms of the Plan also provide for discretionary employer profit sharing contributions to plan participants employed on the last day of the plan year or terminated during the plan year on account of death, disability, or retirement. There were no discretionary employer profit sharing contributions relating to the plan year ending December 31, 2025.

(c) Participant Accounts
Each participant’s account is credited with the participant’s contributions for the period as well as the employer’s matching contribution and an allocation of any discretionary employer profit sharing contribution. Investment income, realized gains/losses, and the change in unrealized appreciation or depreciation on plan investments are credited to participants’ accounts daily based on the proportion of each participant’s account balance to the total account balance within each investment fund at the beginning of the month.
Participant accounts may be invested in one or more of the investment funds available under the Plan at the direction of the participant. The Plan provides for daily valuation of accounts.

(d) Distributions to Participants

A participant's account shall be distributed in a lump sum payment in cash. If any portion of the account is invested in Company stock, the participant may elect to receive the Company stock in whole shares with cash paid for fractional shares. Unless another election is made by the participant, an account balance less than $1,000 will be paid out in cash. Unless another election is made by the participant, an account balance between $1,000 and $5,000 will be rolled into a Fidelity IRA established for the participant's benefit and the account balance will be invested in the Fidelity Cash Reserves Fund, an investment product designed to preserve principal and provide a reasonable rate of return.
Under the terms of the Plan, participants may make hardship withdrawals from their accounts upon furnishing proof of hardship as specified in the plan agreement. Participants may also borrow the lesser of $50,000 or 50% of the value of their accounts subject to limitations provided by the Plan. Loans must be paid back to the Plan generally within four years of the loan date, with the exception of home equity loans.
Benefits are recorded when paid.

(e) Vesting
Participants are immediately vested in their contributions and any income earned on such contributions. Participants are vested in the Company’s matching and discretionary contributions after one year of service.
Amounts forfeited by participants who terminate from the Plan prior to being 100% vested are applied to reduce subsequent Company contributions to the Plan and/or administrative expenses. In 2025, $0.2 million of forfeited funds were used to pay administrative expenses. As of December 31, 2025 and 2024, forfeited balances were $0.5 million and $0.5 million, respectively.

(f) Administrative Expenses
Certain administrative expenses of the Plan are paid by the Company. These costs include legal, accounting, and certain administrative fees. All other Plan related expenses are paid by the Plan.

(g) Notes Receivable from Participants
Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Loans are measured at their unpaid balance plus any accrued but unpaid interest. Delinquent loans from participants are reclassified as distributions based upon the terms of the Plan document in compliance with IRS guidelines. Loan payments are made through payroll deductions with interest based on the prime interest rate as listed in the Wall Street Journal on the first day of the calendar quarter in which the loan is made plus 1.0%. Generally, loans must be repaid over a period not to exceed four years.